Loan Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,229,875	$ 1,173,500
Allowance for loan losses	(11,820)	(9,863)
Loans receivable, net	1,220,323	1,165,372
Payments to Acquire Loans Held-for-investment	37,702	113,192	$ 59,900
Total real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	874,758	824,585
Real estate: Residential - 1 to 4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	417,064	417,458
Allowance for loan losses	(1,149)	(1,036)	(955)	$ (975)
Aggregate of loans serviced for others	212,865	209,800	211,459
Real estate: Multi-family and commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	421,668	385,341
Allowance for loan losses	(5,724)	(5,033)	(3,607)	(3,395)
Aggregate of loans serviced for others	5,739	7,275
Real estate: Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	36,026	21,786
Allowance for loan losses	(952)	(516)	(254)	(169)
Total commercial business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	297,701	291,449
Allowance for loan losses	(3,266)	(2,625)	(2,382)	(1,875)
Commercial business: SBA and USDA guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	116,383	145,238
Commercial Business: Time Share Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	51,083	55,192
Commercial Business: Condominium Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	23,531	21,986
Commercial Business: Medical loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	27,180	23,445
Commercial business: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	79,524	45,588
Total consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	57,416	57,466
Allowance for loan losses	(729)	(653)	(599)	(502)
Consumer: Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	55,228	53,779
Consumer: Indirect automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	501	1,741
Consumer: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	1,687	1,946
Deferred loan origination costs, net of fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan origination costs, net of fees	2,268	1,735
Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (11,820)	$ (9,863)	$ (7,797)	$ (6,916)